Basic and Diluted Loss Per Share - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants [member]
Basic and Diluted Loss Per Share
Number of potential ordinary shares that are antidilutive in period presented	12,816,407	3,094,129	2,732,618